Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: July 10, 2024

Payment Date	7/15/2024
Collection Period Start	6/1/2024
Collection Period End	6/30/2024
Interest Period Start	6/17/2024
Interest Period End	7/14/2024

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$550,817,921.90	$33,737,274.33	$517,080,647.57	0.779687	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$758,507,921.90	$33,737,274.33	$724,770,647.57

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$808,190,285.04	$772,094,121.91	0.381129
YSOC Amount	$44,934,669.08	$42,575,780.28
Adjusted Pool Balance	$763,255,615.96	$729,518,341.63
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$550,817,921.90	3.17000%	30/360	$1,455,077.34
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$758,507,921.90			$2,061,168.84

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$808,190,285.04	$772,094,121.91
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$763,255,615.96	$729,518,341.63
Number of Receivables Outstanding	59,803	58,655
Weighted Average Contract Rate	3.60%	3.60%
Weighted Average Remaining Term (months)	36.1	35.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,354,298.89
Principal Collections	$35,804,619.88
Liquidation Proceeds	$177,973.91
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,336,892.68
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,336,892.68

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$673,491.90	$673,491.90	$—	$—	$37,663,400.78
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,663,400.78
Interest - Class A-2 Notes	$—	$—	$—	$—	$37,663,400.78
Interest - Class A-3 Notes	$1,455,077.34	$1,455,077.34	$—	$—	$36,208,323.44
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$35,791,303.77
First Allocation of Principal	$—	$—	$—	$—	$35,791,303.77
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$35,734,492.02
Second Allocation of Principal	$—	$—	$—	$—	$35,734,492.02
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$35,672,299.77
Third Allocation of Principal	$10,009,580.27	$10,009,580.27	$—	$—	$25,662,719.50
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$25,592,651.67
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$6,612,651.67
Reserve Account Deposit Amount	$—	$—	$—	$—	$6,612,651.67
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,864,957.61
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,864,957.61
Remaining Funds to Certificates	$1,864,957.61	$1,864,957.61	$—	$—	$—
Total	$38,336,892.68	$38,336,892.68	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$44,934,669.08
Increase/(Decrease)	$(2,358,888.80)
Ending YSOC Amount	$42,575,780.28

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$763,255,615.96	$729,518,341.63
Note Balance	$758,507,921.90	$724,770,647.57
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	27	$291,543.25
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	146	$177,973.91
Monthly Net Losses (Liquidation Proceeds)			$113,569.34
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.10)%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.27%
Current Collection Period			0.17%
Four-Month Average Net Loss Ratio			0.12%
Cumulative Net Losses for All Periods			$4,156,461.00
Cumulative Net Loss Ratio			0.21%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.35%	164	$2,666,616.92
60-89 Days Delinquent	0.13%	58	$990,874.68
90-119 Days Delinquent	0.05%	16	$350,149.83
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.52%	238	$4,007,641.43

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$174,074.87
Total Repossessed Inventory		17	$343,499.35

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		74	$1,341,024.51
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.16%
Current Collection Period			0.17%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.39	0.05%	22	0.04%